Average Annual Total Returns		12 Months Ended	14 Months Ended
		Oct. 31, 2024	Oct. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.75%	16.54%
AllianzIM U.S. Large Cap Buffer10 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.75%	16.54%
AllianzIM U.S. Large Cap Buffer10 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.92%	12.68%
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	11.55%
AllianzIM U.S. Large Cap Buffer20 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	11.55%
AllianzIM U.S. Large Cap Buffer20 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	8.84%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.31%	22.08%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.